Significant Contingent Liabilities and Unrecognized Commitments	12 Months Ended
Dec. 31, 2021
Significant Contingent Liabilities And Unrecognized Commitments [Abstract]
SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS	SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS
On December 26, 2019, Stone Energy Technology Corporation (“Stone Energy”) filed a lawsuit for patent infringement against Gogoro Taiwan Limited, Gogoro Network (Cayman), Gogoro Network (Cayman) Taiwan Branch and Gogoro Taiwan Sales and Services Limited in the Intellectual Property Court of the Republic of China, in which the patent numbers I308406 and I423140 are asserted. On May 28, 2021, the Intellectual Property Court dismissed all claims of Stone Energy. Stone Energy has appealed with a trimmed claim amount. As of the date that the board of directors approved and authorized the issuance of the consolidated financial statements, this appeal is pending for the Intellectual Property and Commercial Court. Since the litigation outcome is unknown and cannot be reasonably estimated as of the date of this report, no provision has been provided as of December 31, 2021.
In October 2021, the Company entered into a contract with Hon Hai Precision Industry Co., Ltd. and committed to investing a battery pack assembly line in Wuhan, China for approximately $15,000 thousand. As of December 31, 2021, the committed amount was not paid.